PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY


                                 ESTATE EDGE(R)

        SUPPLEMENT DATED AUGUST 15, 2000 TO PROSPECTUS DATED MAY 1, 2000 The information contained in this supplement updates and revises your prospectus.


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THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE PHOENIX EDGE SERIES FUND
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   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series
   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series

   THESE FUNDS ARE NOT YET AVAILABLE TO CALIFORNIA RESIDENTS AND ARE PENDING
                           CALIFORNIA STATE APPROVAL.

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THE FOLLOWING SERIES ARE ADDED TO THE SECTION TITLED "INVESTMENTS OF THE VUL
ACCOUNT":

     PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: This non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.

     PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: The series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

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THE FOLLOWING ADVISORS, SUBADVISORS AND INVESTMENT OPTIONS ARE ADDED TO THE
SECTION TITLED "INVESTMENT ADVISORS":


   INVESTMENT ADVISOR: PHOENIX INVESTMENT COUNSEL, INC.
   SUBADVISOR: ROGER ENGEMANN & ASSOCIATES, INC.
   [diamond]  Phoenix-Engemann Small & Mid-Cap Growth Series

   INVESTMENT ADVISOR: PHOENIX VARIABLE ADVISORS, INC.
   SUBADVISOR: BANKERS TRUST COMPANY
   [diamond]  Phoenix-Bankers Trust Nasdaq-100 Index(R) Series

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         KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

TF 635